CALL OPTION ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	May 20, 2024 CNY (¥)	May 20, 2024 USD ($)	Mar. 26, 2024 USD ($)
Derivative [Line Items]
Call option assets | ¥	¥ 0		¥ 15,843
Loss on derecognition of in 2025		$ (1,000)
change in fair value of call option asset	¥ (5,733)	(820)	45,037		¥ 23,171
Exchange rate	6.9931					6.9931
Derivative asset							$ 1,000	$ 1,000
Derivative liability							$ 200	200
Net loss on derecognition		800
Gain on derecognition of Beijing Naonao		200
Derivative asset
Derivative [Line Items]
Call option assets			15,843					2,188	¥ 5,207	$ 731
Gain (loss) on change in fair value	¥ (8,196)	(1,148)	¥ 10,636	$ 1,457
Loss on derecognition of in 2025	¥ (7,647)	(1,040)
Kuaijin
Derivative [Line Items]
Exercise Price valuation						$ 60,000
Option equity interest	36.00%					36.00%
Call option assets	¥ 0							72		$ 222
Gain (loss) on change in fair value		(72)		(150)
change in fair value of call option asset		100
Beijing Naonao
Derivative [Line Items]
Option equity interest	21.70%					21.70%
Call option assets								$ 2,116			$ 509
Gain (loss) on change in fair value		(1,076)		$ 1,607
Loss on derecognition of in 2025		$ (1,040)